Form N-CSR Cover	12 Months Ended
Jul. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Explanatory Note: The registrant is filing this amendment to its Form N-CSR for the year ended July 31, 2024, originally filed with the Securities and Exchange Commission on November 27, 2024 (Accession Number 0001398344-24-022348). The purpose is to restate the year ended July 31, 2024 financial statements for the Leader Capital Short Term High Yield Bond Fund (the “Restated Fund”), within the July 31, 2024 annual report. The effect of this restatement on the Restated Fund’s financial statements for the year ended July 31, 2024 is included and further described in Note 13 to the restated financial statements for the year ended July 31, 2024. Except for the information affected by the restatement as described in Note 13 and as otherwise indicated as “restated” in the Restated Fund’s respective Financial Highlights [and the revision to the registrant’s response to Items 16(a) and (b) of Form N-CSR, the information contained herein does not reflect any changes or updates from events occurring after the original filing date and such information continues to speak as of the original filing date].
Registrant Name	Leader Funds Trust
Entity Central Index Key	0001766436
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024